Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about property, plant and equipment

Exploration and Evaluation Assets
($ millions)	2019	2018
Beginning of year	997	838
Additions	46	287
Disposals	—	(23)
Transfers to property, plant and equipment (note 9)	(44)	(79)
Expensed exploration expenditures previously capitalized	(355)	(29)
Exchange adjustments	(1)	3
End of year	643	997

Property, Plant and Equipment	Oil and Gas Properties	Processing, Transportation and Storage	Upgrading	Refining	Retail and Other	Total
($ millions)
Cost
December 31, 2017	41,815	86	2,599	9,191	2,930	56,621
Additions	2,465	12	62	744	151	3,434
Acquisitions	64	—	—	3	—	67
Transfers from exploration and evaluation (note 8)	79	—	—	—	—	79
Intersegment transfers	—	—	—	(5)	5	—
Changes in asset retirement obligations (note 17)	43	2	(2)	(5)	7	45
Disposals and derecognition	(632)	—	—	(10)	(1)	(643)
Exchange adjustments	362	1	—	773	3	1,139
December 31, 2018	44,196	101	2,659	10,691	3,095	60,742
Transfers to right-of-use assets(1) (note 10)	(336)	—	—	(180)	—	(516)
Additions(2)	2,340	2	58	899	160	3,459
Acquisitions	10	—	—	—	—	10
Transfers from exploration and evaluation (note 8)	44	—	—	—	—	44
Transfers from right-of-use assets(3) (note 10)	101	—	—	—	—	101
Intersegment transfers	2	—	—	27	(29)	—
Changes in asset retirement obligations (note 17)	469	1	5	19	23	517
Disposals and derecognition	(16)	(2)	(1)	(943)	(2)	(964)
Exchange adjustments	(223)	(1)	—	(496)	(2)	(722)
December 31, 2019	46,587	101	2,721	10,017	3,245	62,671

Accumulated depletion, depreciation, amortization and impairment
December 31, 2017	(26,016)	(47)	(1,462)	(3,176)	(1,842)	(32,543)
Depletion, depreciation, amortization and impairment	(1,811)	(2)	(123)	(503)	(152)	(2,591)
Disposals and derecognition	586	—	—	10	—	596
Exchange adjustments	(138)	(1)	—	(264)	(1)	(404)
December 31, 2018	(27,379)	(50)	(1,585)	(3,933)	(1,995)	(34,942)
Transfers to right-of-use assets(1) (note 10)	12	—	—	40	—	52
Depletion, depreciation, amortization and impairment	(4,082)	(2)	(115)	(736)	(239)	(5,174)
Intersegment transfers	—	—	—	(17)	17	—
Disposals and derecognition	8	—	—	724	2	734
Exchange adjustments	93	1	—	187	1	282
December 31, 2019	(31,348)	(51)	(1,700)	(3,735)	(2,214)	(39,048)

Net book value
December 31, 2018	16,817	51	1,074	6,758	1,100	25,800
December 31, 2019	15,239	50	1,021	6,282	1,031	23,623

Disclosure of impairment loss recognised or reversed for cash-generating unit [text block]
The following table summarizes impairment for each CGU in downstream:

CGU	Impairment recorded
($ millions)
Minnedosa Ethanol Plant	78
Lloydminster Ethanol Plant	12
Downstream CGUs total	90
The following table summarizes impairment for each Upstream CGU:

CGU	Impairment recorded
($ millions)
Northern	421
Rainbow	241
Western Canada CGUs total	662
White Rose CGU	871
Sunrise CGU	707
Upstream CGUs total	2,240

Disclosure of information for cash-generating units [text block]
The table below summarizes the forecasted prices used in determining the recoverable amounts:

	WTI ($US/bbl)	Brent ($US/bbl)	Edmonton Light ($CDN/bbl)	AECO ($CDN/mcf)	Foreign Exchange ($US/$CDN)
2020	61.00	66.00	72.37	2.00	0.76
2021	64.00	68.00	76.62	2.25	0.77
2022	66.00	70.00	78.85	2.50	0.78
2023	68.00	72.00	80.38	2.75	0.79
2024	70.00	74.00	82.91	2.80	0.79
2025	71.40	75.48	84.57	2.86	0.79
2026(1)	72.83	76.99	86.26	2.91	0.79

(1)	Prices are escalated at 2% thereafter.

Sensitivity analysis for types of market risk [text block]
A change in the discount rate or forward price over the life of the reserves will result in the following impact on the Upstream CGUs:

	Discount Rate		Commodity Price
($ millions)	1% Increase in Discount Rate	1% Decrease in Discount Rate	5% Increase in Forward Price	5% Decrease in Forward Price
Impairment of PP&E – Increase (Decrease)	528	(605)	(910)	904